Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Amortization expense	$ 263,400,000	$ 289,000,000	$ 300,000,000
Purchase price	(841,000)	97,000	50,116,000
Goodwill	4,187,424,000	4,202,187,000	4,216,085,000	4,202,187,000
Impairment Of Long Lived Assets Held For Use	4,500,000
Goodwill Impairment Loss	10,684,000		0
Towers Transmitters And Studio Equipment [Member]
Impairment Of Long Lived Assets Held For Use				1,300,000
iHM [Member]
Cumulative impairments			3,500,000,000
Americas Outdoor Advertising [Member]
Goodwill	571,932,000	571,932,000	571,932,000	571,932,000
Goodwill Impairment Loss	0
Cumulative impairments			2,600,000,000
Americas Outdoor Advertising [Member] | Building [Member]
Impairment Of Long Lived Assets Held For Use			1,700,000
International Outdoor Advertising [Member]
Goodwill	245,180,000	278,202,000	290,316,000	278,202,000
Goodwill Impairment Loss	10,684,000
Cumulative impairments			315,900,000,000
Other [Member]
Goodwill	117,545,000	117,246,000	117,149,000	117,246,000
Goodwill Impairment Loss	0
Cumulative impairments			212,000,000,000
FCC licenses [Member]
Impairment of intangibles	15,700,000	2,000,000
Billboard permits [Member]
Impairment of intangibles		2,500,000	35,900,000
Permanent Easements [Member]
Impairment of intangibles	3,400,000
Times Square Outdoor Advertising Assets [Member]
Gain (loss) on disposal		12,200,000
Disposal proceeds		18,700,000
Green Bay Radio Stations [Member]
Gain (loss) on disposal		500,000
Disposal proceeds		17,600,000
International Neon Business [Member]
Goodwill Impairment Loss		10,700,000
Gain (loss) on disposal			39,700,000
Radio stations sold		5		5
WOR [Member]
Purchase price			30,000,000
WFNX [Member]
Purchase price			14,500,000
Aloha Station Trust, LLC [Member]
Net assets	49,200,000
Increase in property, plant and equipment	8,100,000
Definite lived intangible assets	10,200,000
Indefinite-lived Intangible Assets	13,800,000
Goodwill	17,900,000
Assumed liabilities	800,000
Gain (loss) on disposal	43,500,000
WOR And WFNX [Member]
Increase in intangible assets		15,200,000		15,200,000
Increase in property, plant and equipment		5,300,000		5,300,000
Goodwill		24,700,000		24,700,000
Assumed liabilities		$ 700,000		$ 700,000